Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

21)    Related Party Transactions

On November 28, 2023, the Board approved a payment to JCP III AIV of $125,000 in recognition of various management and advisory services previously provided to the Company by JCP III AIV.